OPERATING DATA - Exposure to Credit Risk by Reportable Segment (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 5,143	$ 3,072
NAFTA
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	330	455
Brazil
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,308	809
Europe
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,959	1,396
Africa and Commonwealth of Independent States ("ACIS")
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	444	190
Mining
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 102	$ 222